Note 9. Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(in $000's except for per share data)	2013	2012	2011
Basic earnings per common share:
Net earnings	$651	$164	$28

Weighted-average common shares outstanding	11,707	11,655	11,592

Basic net earnings per common share	$0.06	$0.01	$0.00

Diluted earnings per common share:
Net earnings	$651	$164	$28

Weighted-average common shares outstanding	11,707	11,655	11,592
Add: Effect of dilutive stock options	1	3	7
Adjusted weighted-average common shares outstanding	11,708	11,658	11,599

Diluted net earnings per common share	$0.06	$0.01	$0.00